Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
6.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair value.

The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The Company utilizes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.

Level 2 - Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities. The Company has no assets or liabilities valued with Level 2 inputs.

Level 3 - Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Liabilities historically valued with Level 3 inputs on a recurring basis were puttable stock options which have impacts on the consolidated statement of operations in the year ended December 31, 2020. As of March 31, 2021, the Company’s outstanding liability consisted of contingent shares issuance liabilities and contingent consideration related to the Access Physicians business acquisition. As of December 31, 2020, the Company’s outstanding liability consisted of only contingent shares issuance liabilities.

As a result of the merger with HCMC on October 30, 2020, the Company measured its contingent shares issuance liabilities at fair value determined at Level 3. In order to capture the market conditions associated with the contingent shares issuance liabilities, the Company applied an approach that incorporated a Monte Carlo simulation, which involved random iterations that took different future price paths over each one of the components of the contingent shares issuance liabilities’ contractual lives based on the appropriate probability distributions and making assumptions about potential changes in control of the Company. The fair value was determined by taking the average of the fair values under each Monte Carlo simulation trial. As a result, $3.5 million and $0 were recognized and included as gain on contingent shares issuance liabilities in the statements of operations for the three months ended March 31, 2021 and 2020. Refer to Note 11, Contingent Shares Issuance Liabilities, for further details.

As a result of the acquisition of Access Physicians in March 2021, as described in Note 4, Business Combinations, the Company measured its contingent consideration at fair value determined at Level 3. The fair value of the contingent consideration recognized on the acquisition date of $3.3 million was estimated through application of a Monte Carlo simulation in an option pricing framework. Since the acquisition was consummated on March 26, 2021 and, therefore, close to the reporting date of March 31, 2021, the Company determined the fair value of the contingent consideration was still appropriate and no change in fair value of contingent consideration was recognized on the consolidated statements of operations.

The carrying value of Cash and Cash Equivalents approximate their fair value because of the short-term or on demand nature of these instruments.

There were no transfers between fair value measurement levels during the three months ended March 31, 2021 and year ended December 31, 2020.

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis (in thousands):

Fair Value Measurements as of March 31, 2021 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents	$32,532	$32,532	-	-	$32,532
Total	$32,532	$32,532	-	-	$32,532

Liabilities
Contingent shares issuance liabilities	$8,998	$-	$-	$8,998	$8,998
Contingent consideration	$3,265	$-	$-	$3,265	$3,265
Total	$12,263	$-	$-	$12,263	$12,263

Fair Value Measurements as of December 31, 2020 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents	$38,754	$38,754	-	-	$38,754
Total	$38,754	$38,754	-	-	$38,754

Liabilities
Contingent shares issuance liabilities	$12,450	$-	$-	$12,450	$12,450
Total	$12,450	$-	$-	$12,450	$12,450

The following table represents a reconciliation of the contingent shares issuance liabilities fair value measurements using the significant unobservable inputs (Level 3) (in thousands):

Contingent Shares Issuance Liabilities
Balance as of December 31, 2020	$12,450
Contingent shares issuance liabilities	-
(Gain) recognized in statements of operations	(3,452)
Balance as of March 31, 2021	$8,998

The following table represents a reconciliation of the contingent consideration fair value measurements using the significant unobservable inputs (Level 3) (in thousands):

Contingent Consideration
Balance as of December 31, 2020	$-
Contingent consideration liability recorded in the opening balance sheet	3,265
Balance as of March 31, 2021	$3,265

6.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair value.

The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The Company utilizes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.

Level 2 - Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities. The Company has no assets or liabilities valued with Level 2 inputs.

Level 3 - Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Liabilities historically valued with Level 3 inputs on a recurring basis are warrants and puttable stock options. As of December 31, 2020 the Company's outstanding liability consisted of only contingent shares issuance liabilities and as of December 31, 2019 the Company's outstanding liability consisted of only puttable stock options.

As a result of the JSA Health acquisition in 2018, the Company measured its contingent consideration at fair value determined at Level 3. The Company estimated the fair value of contingent consideration as the present value of the expected contingent payments, determined using an Option Pricing Model and Discounted Cash Flow methods. The contingent consideration was totally reversed in 2019 and no payment was made. Therefore, the Company had $0 contingent consideration liabilities due as of December 31, 2020 and 2019. The change in fair value of the Company's contingent liability was recorded in other expenses as "Change in fair value of contingent consideration" in the consolidated statements of operations. For the years ended December 31, 2020 and 2019, the Company recognized a gain of $0 and $1.9 million in changes in fair value of contingent consideration on the consolidated statement of operations.

As a result of the merger with HCMC on October 30, 2020, the Company measured its contingent shares issuance liabilities at fair value determined at Level 3. In order to capture the market conditions associated with the contingent shares issuance liabilities, the Company applied an approach that incorporated a Monte Carlo simulation, which involved random iterations that took different future price paths over each one of the components of the contingent shares issuance liabilities' contractual lives based on the appropriate probability distributions and making assumptions about potential changes in control of the Company. The fair value was determined by taking the average of the fair values under each Monte Carlo simulation trial. As a result $4.2 million was recognized and included as gain on contingent share issuance liabilities in the statements of operations. Refer to Note 16 for further details.

Puttable option liabilities' fair value are computed using the Black-Scholes model. Refer to Note 14 for further details.

The carrying value of Cash and Cash Equivalents approximate their fair value because of the short-term or on demand nature of these instruments.

There were no transfers between fair value measurement levels during the years ended December 31, 2020 and 2019.

The following tables presents information about the Company's financial assets and liabilities measured at fair value on a recurring basis (in thousands):

Fair Value Measurements as of December 31, 2020 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents	$38,754	$38,754	-	-	$38,754
Total	$38,754	$38,754	-	-	$38,754

Liabilities
Contingent shares issuance liabilities	$12,450	$-	$-	$12,450	$12,450
Total	$12,450	$-	$-	$12,450	$12,450

Fair Value Measurements as of December 31, 2019 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents	$4,541	$4,541	-	-	$4,541
Total	$4,541	$4,541	-	-	$4,541

Liabilities
Puttable option liabilities	$1	$-	-	$1	$1
Total	$1	$-	-	$1	$1

The following table represents a reconciliation of Puttable option liabilities fair value measurements using the significant unobservable inputs (Level 3) (in thousands):

	Puttable Option Liabilities
	Shares	Fair Value (in thousands)
Balance, December 31, 2018	154,764	$164
Shares expired unexercised	(32,376)	(22)
Change in fair value	-	(141)
Balance, December 31, 2019	122,388	$1
Shares expired unexercised	(12,141)	(4)
Change in fair value	-	521
Shares exercised	(110,247)	(518)
Balance, December 31, 2020	-	$-

The following table represents a reconciliation of contingent consideration fair value measurements using the significant unobservable inputs (Level 3) (in thousands):

Contingent Consideration
Balance as of December 31, 2018	$1,855
(Gain) recognized in statements of operations	(1,855)
Payments	-
Balance as of December 31, 2019	$-

The following table represents a reconciliation of the contingent shares issuance liabilities fair value measurements using the significant unobservable inputs (Level 3) (in thousands):

Contingent shares issuance liabilities
Balance as of December 31, 2019	$-
Contingent shares issuance liabilities	16,687
(Gain) recognized in statements of operations	(4,237)
Balance as of December 31, 2020	$12,450